Note 13 - Amounts Recognized in Consolidated Balance Sheets (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Accrued retirement and pension costs-noncurrent	¥ (3,194,211)	¥ (2,354,783)